Investments in Real Estate (Tables)	6 Months Ended
Jun. 30, 2022
Investments [Abstract]
Schedule of Purchase Price Allocation	The allocations for these investments, in which we own a controlling financial interest, are set forth below in the aggregate for the six months ended June 30, 2022 and 2021, respectively (in thousands):

	Six Months Ended June 30,
	2022	2021
Land	$3,812	$1,093
Building and improvements	19,761	45,629
In place leases	2,121	5,291
Below market leases	(28)	(79)
Above market leases	—	66
ROU assets	—	(1,372)
Net real estate assets acquired	25,666	50,628
Other, net	—	2,397
Aggregate purchase price	$25,666	$53,025

Schedule of Weighted Average Lives of Acquired Intangible Assets and Liabilities	The acquired intangible assets and liabilities referenced above had weighted average lives of the following terms for the six months ended June 30, 2022 and 2021, respectively (in years):

	Six Months Ended June 30,
	2022	2021
Acquired intangible assets	4.2	4.2
Acquired intangible liabilities	4.1	5.7